Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Net Loss Per Share
Schedule of reconciliation of net income (loss) to preferred shareholders, common shareholders, and non-vested restricted shareholders for purposes of computing net income (loss) per share

        The following table (in thousands, except per share amounts) provides a reconciliation of net loss to preferred shareholders, common shareholders, and non-vested restricted shareholders for purposes of computing net loss per share for the three and six months ended June 30, 2015 and 2014, respectively:

	Three Months Ended June 30,		Six Months Ended June 30
	2015	2014	2015	2014
Net loss	$(598,437)	$(2,098)	$(791,989)	$(85,743)
Preferred Dividend(1)	(669)	(4,806)	(800)	(7,426)

Net loss attributable to shareholders	(599,106)	(6,904)	(792,789)	(93,169)
Participating securities—Series A Preferred Stock(2)	—	—	—	—
Participating securities—Non-vested Restricted Stock(2)	—	—	—	—

Net loss attributable to common shareholders	$(599,106)	$(6,904)	$(792,789)	$(93,169)

Weighted average shares outstanding	6,774	6,645	6,750	6,622

Net loss per share	$(88.44)	$(1.04)	$(117.45)	$(14.07)

(1)
Calculation of the preferred stock dividend is discussed in "—Note 11. Preferred Stock"

(2)
As these shares are participating securities that participate in earnings, but are not required to participate in losses, this calculation demonstrates that there is not an allocation of the loss to the non-vested restricted stockholders.

        The following table (in thousands, except per share amounts) provides a reconciliation of net income (loss) to preferred shareholders, common shareholders, and participating securities for purposes of computing net income (loss) per share:

	At December 31,
	2014	2013	2012
	(in thousands)
Net income (loss)	$116,929	$(343,985)	$(150,097)
Preferred Dividend(1)	(10,378)	(15,589)	(6,500)

Net income (loss) attributable to shareholders	$106,551	$(359,574)	$(156,597)
Participating securities—Series A Preferred Stock	(35,696)	—	—
Participating securities—Non-vested Restricted Stock	(3,584)	—	—

Net income (loss) attributable to common shareholders	$67,271	$(359,574)	$(156,597)
Weighted average shares outstanding	6,644	6,576	5,997
Basic and diluted net income (loss) per share	$10.13	$(54.70)	$(26.11)
(1)
Calculation of the preferred stock dividend is discussed in Note 10.

(2)
As these shares are participating securities that participate in earnings, but are not required to participate in losses, this calculation demonstrates that there is not an allocation of the loss to the non-vested restricted stockholders.